Earnings per share - summary of reconciliation of earnings to headline earnings (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Earnings	£ 4,490	£ 4,471
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	68	373
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(17)	(31)
Issue of shares and change in shareholding of an associate	(2)	(6)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled	(841)	(1,307)
Headline earnings	£ 3,698	£ 3,500